Stockholders' Equity (Deficit) and Mezzanine Equity - Schedule of Outstanding Redeemable Preferred Stock (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated (in shares)	1,000,000	24,545,386
Shares Issued (in shares)	0	23,858,824
Shares Outstanding (in shares)	0	23,858,824	23,858,824
Carrying Amount	$ 0	$ 110,265	$ 110,265
Liquidation Preference		$ 67,417
Series Seed convertible preferred shares
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated (in shares)		4,502,881
Shares Issued (in shares)		4,376,930
Shares Outstanding (in shares)		4,376,930
Carrying Amount		$ 19,382
Liquidation Preference		$ 3,117
Series A convertible preferred shares
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated (in shares)		6,072,815
Shares Issued (in shares)		5,902,952
Shares Outstanding (in shares)		5,902,952
Carrying Amount		$ 25,969
Liquidation Preference		$ 9,500
Series B convertible preferred shares
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated (in shares)		6,694,033
Shares Issued (in shares)		6,506,793
Shares Outstanding (in shares)		6,506,793
Carrying Amount		$ 32,057
Liquidation Preference		$ 15,000
Series C convertible preferred shares
Redeemable Preferred Stock - Mezzanine Equity
Shares Designated (in shares)		7,275,657
Shares Issued (in shares)		7,072,149
Shares Outstanding (in shares)		7,072,149
Carrying Amount		$ 32,857
Liquidation Preference		$ 39,800